Summary of Significant Accounting Policies - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) Segment	Dec. 31, 2020 USD ($) Segment	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)
Disclosure Of Voluntary Change In Accounting Policy [Line Items]
Development and commercial milestones payments recognized | €			€ 0
Number of segment | Segment	1	1
Software and License Agreements | Bottom of Range
Disclosure Of Voluntary Change In Accounting Policy [Line Items]
Estimated useful lives of software and license agreements	1 year	1 year
Software and License Agreements | Top of Range
Disclosure Of Voluntary Change In Accounting Policy [Line Items]
Estimated useful lives of software and license agreements	8 years	8 years
Terns Pharmaceuticals
Disclosure Of Voluntary Change In Accounting Policy [Line Items]
Non-refundable upfront payment		$ 35.0
Milestone payment		193.0
Upfront payment		35.0
Revenue from upfront upfront payment		0.0		$ 34.9
Deferred upfront payment		$ 0.1
Royalties on commercial sales recognized | €	€ 0		0
Revenue on supply of drug product recognized | €			€ 0